RESEARCH AND DEVELOPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
RESEARCH AND DEVELOPMENT

In November 2014, the Company selected Nortech Systems Inc. (“Nortech”), a Minneapolis, Minnesota based FDA registered contract manufacturer, to produce approximately 1,200 DenerveX devices from the prototype supplied by Devicix for use in final development and testing. The agreement with Nortech includes agreed upon per unit prices for delivery of the devices.

Actual work on development of the final units began in November 2014. The Company paid approximately $29,000 and $87,000 to Nortech for the three months ended March 31, 2016 and 2015, respectively. Through March 31, 2016, we have paid approximately $318,000 to Nortech, of which approximately $9,000 was included in accounts payable as of March 31, 2016.

Devicix Prototype Manufacturing Agreement

In November 2013, the Company accepted a proposal from Devicix, a Minneapolis Minnesota based FDA registered contract medical device designer and developer, to develop a commercially viable prototype of its product that could be used to receive regulatory approval from the FDA and other international agencies for use on humans to relieve pain associated with Facet Joint Syndrome. Through December 31, 2015, we have paid approximately $1,066,000 to Devicix.

The development work commenced in December 2013. The total estimated cost of this work was initially established at $960,000; however, the terms of the proposal allow either the Company or the manufacturer to cancel the development work with 10 days’ notice. During 2015, the Company incurred approximately $399,000 of expense under this agreement, with approximately $22,000 of the amount in payables at December 31, 2015. During 2014, the Company incurred approximately $586,000 in expenses under the agreement, of which approximately $37,000 was included in accounts payable at December 31, 2014.

DenerveX Generator Manufacturing Agreement

The DenerveX device requires a custom electrocautery generator for power. As described in Note 7, In November 2014, the Company contracted with Bovie International to customize one of their existing electrocautery generators for use with DenerveX Device, and then manufacture that unit on a commercial basis once regulatory approval for the DenerveX was obtained.

The Bovie agreement requires a base $295,000 development fee to customize the unit, plus additional amounts if further customization is necessary beyond predetermined estimates. Through December 31, 2015, we have paid approximately $287,000 to Bovie towards the $295,000 total.

Nortech Manufacturing Agreement

In November 2014, we selected Nortech Systems Inc. (“Nortech”), a Minneapolis, Minnesota based FDA registered contract manufacturer, to produce 315 DenerveX devices from the prototype supplied by Devicix for use in final development and clinical trials. The agreement with Nortech includes agreed upon per unit prices for delivery of the devices.

Actual work on development of the final units began in November 2014. During 2015, the Company incurred approximately $273,000 of expense under this agreement, with approximately $52,000 of the amount in payables at December 31, 2015. Through December 2015, we have paid approximately $289,000 to Nortech.

For 2014, the Company incurred approximately $16,000 in expenses under the agreement, of which approximately $1,000 was included in accounts payable at December 31, 2014.